HANLON MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	FIXED INCOME - 98.8%
266,100	iShares 0-5 Year High Yield Corporate Bond ETF(a)	$ 12,221,973
58,170	iShares 20+ Year Treasury Bond ETF(a)	8,064,689
93,173	iShares iBoxx High Yield Corporate Bond ETF(a)	8,147,047
212,828	iShares Preferred & Income Securities ETF	8,236,444
161,436	SPDR Blackstone Senior Loan ETF(a)	7,411,527
74,679	SPDR Bloomberg Barclays High Yield Bond ETF(a)	8,155,694
445,650	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	12,233,092
279,419	VanEck Vectors Fallen Angel High Yield Bond ETF	9,000,086
139,008	VanEck Vectors High Yield Muni ETF(a)	8,713,021
		82,183,573

	TOTAL EXCHANGE-TRADED FUNDS (Cost $81,754,715)	82,183,573

	SHORT-TERM INVESTMENTS — 30.9%
	COLLATERAL FOR SECURITIES LOANED - 29.5%
24,568,394	Dreyfus Government Cash Management, Investor Class, 0.03% (Cost $24,568,394)(b),(c)	24,568,394

	MONEY MARKET FUNDS - 1.4%
1,137,776	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 0.01% (Cost $1,137,776)(c)	1,137,776

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,706,170)	25,706,170

	TOTAL INVESTMENTS - 129.7% (Cost $107,460,885)	$ 107,889,743
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.7)%	(24,701,175)
	NET ASSETS - 100.0%	$ 83,188,568

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2021 was $24,688,907.
(b)	Security was purchased with cash received as collateral for securities on loan at April 30, 2021. Total collateral had a value of $24,568,394 at April 30, 2021. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $660,321 at April 30, 2021.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.

HANLON TACTICAL DIVIDEND & MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	EQUITY - 98.8%
133,218	Communication Services Select Sector SPDR Fund	$ 10,397,665
63,947	Consumer Discretionary Select Sector SPDR Fund(a)	11,441,397
80,360	Consumer Staples Select Sector SPDR Fund(a)	5,591,449
46,184	Energy Select Sector SPDR Fund(a)	2,281,028
289,228	Financial Select Sector SPDR Fund	10,487,407
98,431	Health Care Select Sector SPDR Fund(a)	11,942,633
75,859	Industrial Select Sector SPDR Fund	7,732,308
28,808	Materials Select Sector SPDR Fund(a)	2,392,216
52,114	Real Estate Select Sector SPDR Fund(a)	2,228,916
128,810	Technology Select Sector SPDR Fund	17,994,757
34,967	Utilities Select Sector SPDR Fund	2,332,998
17,869	Vanguard Information Technology ETF(a)	6,735,541
		91,558,315

	TOTAL EXCHANGE-TRADED FUNDS (Cost $68,951,106)	91,558,315

	SHORT-TERM INVESTMENTS — 3.0%
	COLLATERAL FOR SECURITIES LOANED - 1.7%
1,494,490	Dreyfus Government Cash Management, Investor Class, 0.03% (Cost $1,494,490)(b),(c)	1,494,490

	MONEY MARKET FUNDS - 1.3%
1,244,008	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 0.01% (Cost $1,244,008)(c)	1,244,008

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,738,498)	2,738,498

	TOTAL INVESTMENTS - 101.8% (Cost $71,689,604)	$ 94,296,813
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(1,650,173)
	NET ASSETS - 100.0%	$ 92,646,640

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2021 was $21,708,295.
(b)	Security was purchased with cash received as collateral for securities on loan at April 30, 2021. Total collateral had a value of $1,494,490 at April 30, 2021. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $20,749,876 at April 30, 2021.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.